Business Combinations - Purchase Price Allocation (Details) - USD ($) $ in Thousands		7 Months Ended	12 Months Ended
	Jun. 01, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Purchase Price Allocation
Bargain purchase gain			$ (35,808)	$ 0	$ 0
Merger with Fuel Systems Solutions, Inc.
Purchase Price Allocation
Cash and cash equivalents	$ 45,344	$ 45,344	45,344
Accounts receivable	42,165	42,954	42,954
Inventory	72,734	73,560	73,560
Property, plant and equipment	37,192	37,792	37,792
Intangible assets	4,240	4,240	4,240
Deferred income taxes, net	1,911
Other assets	12,962	12,962	12,962
Accounts payable and accrued liabilities	(58,401)	(63,706)	(63,706)
Other liabilities	(15,888)	(15,888)	(15,888)
Deferred income tax liabilities		(2,053)	(2,053)
Total net assets acquired	142,259	135,205	135,205
Bargain purchase gain	(42,862)		(35,808)
Total consideration	$ 99,397		$ 99,397
Measurement Period Adjustments
Cash and cash equivalents		0
Accounts receivable		789
Inventory		826
Property, plant and equipment		600
Intangible assets		0
Deferred income tax liabilities		(3,964)
Other assets		0
Accounts payable and accrued liabilities		(5,305)
Other liabilities		0
Total net assets acquired		(7,054)
Bargain purchase gain		$ 7,054